Other operating results net (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Other operating results, net
Realization of currency translation adjustment	$ 0	$ 0	$ 2,215
Donations	(1,251)	(1,191)	(1,840)
Gain / (loss) from disposal of associates and joint ventures	2,766	(1,903)	0
Lawsuits and other contingencies	(3,489)	(9,332)	(38,601)
Administration fees	951	472	552
Interest and discount generated by operating credits	1,607	2,635	3,424
Gain / (loss) from disposal of property, plant and equipment	12	(3)	(3,545)
Impairment of trading properties	(19,125)	0	0
Others	1,475	2,674	524
Total other operating results, net	$ (17,054)	$ (6,648)	$ (37,271)